Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: June 30, 2005
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 7/19/2005





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
65
Form 13F Information Table Value Total:
263,334
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers


Allied Waste            ComPar$.01 019589308   6,707    845,725      SH          DEFINED             845,725
Assurant                Com        04621X108   2,765     76,590      SH          DEFINED              76,590
Atlas America           Com        049167109     372     10,000      SH          SOLE                 10,000
Baker Michael Corp      Com        057149106   6,250    349,937      SH          DEFINED             349,937
Berkley, WR             Com        084423102   1,322     37,050      SH          SOLE                 37,050
Brush Engineered        Com        117421107   4,492    315,025      SH          DEFINED             315,025
Burlington Res Inc.     Com        122014103   2,436     44,095      SH          DEFINED              44,095
Celadon Group           Com        150838100     590     34,650      SH          DEFINED              34,650
Chesapeake Utilities    Com        165303108     221      7,230      SH          SOLE                  7,230
CIT Group               Com        125581108   2,623     61,037      SH          DEFINED              61,037
Columbia Bankcorp       Com        197227101     222      6,100      SH          SOLE                  6,100
EOG Res Inc.            Com        26875P101   4,077     71,780      SH          DEFINED              71,780
Emcor Group             Com        29084Q100   2,902     59,340      SH          DEFINED              59,340
Emerson Elec Co.        Com        291011104   2,138     34,140      SH          DEFINED              34,140
Energen Corp.           Com        29265N108   5,846    166,800      SH          DEFINED             166,800
Energy Partners         Com        29270U105   1,311     50,000      SH          SOLE                 50,000
FTI Consulting          Com        302941109   7,064    337,990      SH          DEFINED             337,990
First Potomac           Com        33610F109     484     19,500      SH          DEFINED              19,500
Graftech Int            Com        384313102   2,459    571,900      SH          DEFINED             571,900
Griffon Corp.           Com        398433102   1,205     54,280      SH          DEFINED              54,280
John Hancock Bk      SHBENINT      409735107   1,262    128,530      SH          SOLE                128,530
KMG America Corp.       Com        482563103   5,979    601,550      SH          DEFINED             601,550
Nabi Biopharmac         Com        629519109   5,326    349,675      SH          DEFINED             349,675
OceanFirst              Com        675234108     266     11,809      SH          SOLE                 11,809
PartnerRe Holdings      Com        G6852T105   6,202     96,269      SH          DEFINED              96,269
PFF Bancorp             Com        69331W104   1,639     54,118      SH          SOLE                 54,118
PPL Corporation         Com        69351T106   7,942    133,740      SH          DEFINED             133,740
Pentair                 Com        709631105     856     20,000      SH          SOLE                 20,000
Provident Bankshares    Com        743859100     836     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   4,008    461,793      SH          DEFINED             461,793
Rush Enterprises        CLA        781846209   4,733    354,752      SH          DEFINED             354,752
Rush Enterprises        CLB        781846308     776     57,837      SH          SOLE                 57,837
SCS Transn              Com        81111T102     501     28,200      SH          SOLE                 28,200
SunTrust Bks            Com        867914103   3,219     44,565      SH          DEFINED              44,565
Suncor Energy           Com        867229106   9,370    198,020      SH          DEFINED             198,020
US Homes Systems        Com        90335C100     851    169,864      SH          SOLE                169,864
USI Hldgs               Com        90333H101   6,158    478,118      SH          DEFINED             478,118
United America          CLA        90933T109   7,512    437,008      SH          DEFINED             437,008
Urstadt Biddle Pptys    CLA        917286205     476     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   8,732    360,370      SH          DEFINED             360,370
Washington Mutual       Com        939322103   2,859     70,254      SH          DEFINED              70,254
Waste Industries        Com        941057101   2,616    184,991      SH          DEFINED             184,991
Advanced Energy    Note 5.25 11/1  007973AA8     750    765,000      PRN         SOLE                765,000
Akamai Tech        Note 5.5  7/0   00971TAC5   9,620  9,598,000      PRN         DEFINED           9,598,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   1,943  2,284,000      PRN         DEFINED           2,284,000
Amkor Tech         Note 5.75 6/0   031652AN0   8,075  8,623,000      PRN         DEFINED           8,623,000
Atmel Corp.        SDCV      5/2   049513AE4   4,426  9,520,000      PRN         DEFINED           9,520,000
BEA Systems        Note 4.0 12/1   073325AD4   1,093  1,110,000      PRN         DEFINED           1,110,000
Bisys Group        Note 4.0  3/1   055472AB0  12,762 12,897,000      PRN         DEFINED          12,897,000
Brocade Commun     Note 2.0  1/0   111621AB4   5,911  6,146,000      PRN         DEFINED           6,146,000
Brooks Auto        Note 4.75 6/0   11434AAB6  13,466 14,052,000      PRN         DEFINED          14,052,000
Ciena Corp.        Note 3.75 2/0   171779AA9   8,287  9,379,000      PRN         DEFINED           9,379,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5  10,266 11,020,000      PRN         DEFINED          11,020,000
E Trade Group      Note 6.0  2/0   269246AB0   6,586  6,552,000      PRN         DEFINED           6,552,000
Emulex Corp.       Note 0.25 12/1  292475AD2     462    494,000      PRN         DEFINED             494,000
Human Genome       Note 5.0  2/0   444903AF5   5,493  5,656,000      PRN         DEFINED           5,656,000
Human Genome       Note 3.75 3/1   444903AH1   2,003  2,110,000      PRN         DEFINED           2,110,000
King Pharmac.      DBCV 2.75 11/1  495582AG3   1,909  2,000,000      PRN         DEFINED           2,000,000
Mercury Interact   Note 4.75 7/0   589405AB5   8,800  8,856,000      PRN         DEFINED           8,856,000
Millennium Pharm   Note 5.5  1/1   599902AB9   4,198  4,248,000      PRN         DEFINED           4,248,000
Nektar Ther        Note 5.0  2/0   457191AF1   1,473  1,510,000      PRN         DEFINED           1,510,000
Nektar Ther        Note 3.5 10/1   457191AH7   3,993  4,280,000      PRN         DEFINED           4,280,000
Photronics         Note 4.75 12/1  719405AC6     605    602,000      PRN         SOLE                602,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  12,649 13,245,000      PRN         DEFINED          13,245,000
Wind River System  Note 3.75 12/1  973149AE7     957    965,000      PRN         DEFINED             965,000